Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Community Municipal Bond ETF
(the “Fund”)
Supplement dated December 30, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust recently approved changes to the Fund’s name management fee and underlying index, together with related changes to the Fund’s investment objective principal investment strategy. The Fund’s name will change to the “Goldman Sachs Access Municipal Bond ETF.” The Fund’s underlying index will change to the ICE 1‑17 Year AMT‑Free US Municipal Securities Index. These changes will be effective after the close of business on March 31, 2025 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Community Municipal Bond ETF” are replaced with “Goldman Sachs Access Municipal Bond ETF.”
The following replaces the table and accompanying footnotes under “Goldman Sachs Community Municipal Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus and Summary Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.08%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[2]	0.08%
[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Fund’s Total Annual Fund Operating Expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Summary—Investment Objective” and “Goldman Sachs Community Municipal Bond ETF—Investment Management Approach—Investment Objective” in the Prospectus and Summary Prospectus:
The Goldman Sachs Access Municipal Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ICE 1‑17 Year AMT‑Free US Municipal Securities Index (the “Index”).
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Summary—Principal Investment Strategies” in the Prospectus and “Principal Investment Strategies” in the Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Fund also has a policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
The Index is a rules-based index that is designed to measure the performance of the municipal securities market with remaining maturities between one and 17 years. Municipal securities include U.S. dollar-denominated fixed income securities issued by or on behalf of states and territories of the United States (including the District of Columbia) and their political subdivisions, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). As of November 30, 2024, there were 14,048 constituents in the Index and the Index had a weighted average maturity of 7.75 years.
The Index is sponsored by ICE Data Indices, LLC (“ICE” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser.
The Index is a subset of the ICE BofA US Municipal Securities Index (the “Reference Index”). The Reference Index covers the intermediate-term segment of the USD‑denominated tax‑exempt municipal bond market. Securities must be rated investment grade (Baa3/BBB‑/BBB‑ or higher) using the average rating of Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”) and must have at least one‑year remaining term to final maturity and at least 18 months to final maturity at the time of issuance. Qualifying securities of the Reference Index have minimum size requirements that vary based on the security’s initial term to final maturity at time of the security’s issuance. All securities including in the Reference Index with a remaining term to maturity less than 17 years are included in the Index.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index is normally rebalanced monthly on the last calendar day of each month.
Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Goldman Sachs Community Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Community Municipal Bond ETF
(the “Fund”)
Supplement dated December 30, 2024 to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of the Goldman Sachs ETF Trust recently approved changes to the Fund’s name management fee and underlying index, together with related changes to the Fund’s investment objective principal investment strategy. The Fund’s name will change to the “Goldman Sachs Access Municipal Bond ETF.” The Fund’s underlying index will change to the ICE 1‑17 Year AMT‑Free US Municipal Securities Index. These changes will be effective after the close of business on March 31, 2025 (the “Effective Date”).
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Community Municipal Bond ETF” are replaced with “Goldman Sachs Access Municipal Bond ETF.”
The following replaces the table and accompanying footnotes under “Goldman Sachs Community Municipal Bond ETF—Summary—Fees and Expenses of the Fund” in the Prospectus and Summary Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.08%
Distribution and Service (12b‑1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses[2]	0.08%
[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Fund’s Total Annual Fund Operating Expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Summary—Investment Objective” and “Goldman Sachs Community Municipal Bond ETF—Investment Management Approach—Investment Objective” in the Prospectus and Summary Prospectus:
The Goldman Sachs Access Municipal Bond ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ICE 1‑17 Year AMT‑Free US Municipal Securities Index (the “Index”).
The following replaces in its entirety “Goldman Sachs Community Municipal Bond ETF—Summary—Principal Investment Strategies” in the Prospectus and “Principal Investment Strategies” in the Summary Prospectus:
The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Fund also has a policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in municipal securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
The Index is a rules-based index that is designed to measure the performance of the municipal securities market with remaining maturities between one and 17 years. Municipal securities include U.S. dollar-denominated fixed income securities issued by or on behalf of states and territories of the United States (including the District of Columbia) and their political subdivisions, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). As of November 30, 2024, there were 14,048 constituents in the Index and the Index had a weighted average maturity of 7.75 years.
The Index is sponsored by ICE Data Indices, LLC (“ICE” or the “Index Provider”), which is not affiliated with the Fund or the Investment Adviser.
The Index is a subset of the ICE BofA US Municipal Securities Index (the “Reference Index”). The Reference Index covers the intermediate-term segment of the USD‑denominated tax‑exempt municipal bond market. Securities must be rated investment grade (Baa3/BBB‑/BBB‑ or higher) using the average rating of Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”) and must have at least one‑year remaining term to final maturity and at least 18 months to final maturity at the time of issuance. Qualifying securities of the Reference Index have minimum size requirements that vary based on the security’s initial term to final maturity at time of the security’s issuance. All securities including in the Reference Index with a remaining term to maturity less than 17 years are included in the Index.
Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors.
The Index is normally rebalanced monthly on the last calendar day of each month.
Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index.
The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.